Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2020	Mar. 17, 2021	Jun. 30, 2020
Document And Entity Information
Entity Registrant Name	FRP HOLDINGS, INC.
Entity Central Index Key	0000844059
Document Type	10-K
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Is the interactive data current?	Yes
Entity Incorporation State Country	FL
Entity File Number	001-36769
Entity Filer Category	Non-accelerated Filer
Entity Public Float			$ 288,633,764
Entity Common Stock, Shares Outstanding		9,387,823
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Is Entity a smaller reporting company	true
Is Entity an emerging growth company	false
Is Entity a shell company	false
Security title	Common stock, $.10 par value
Trading symbol	FRPH
Name of exchange on which registered	NASDAQ